Share-Based Payments - Summary of fair value assumptions and methodology of NHL warrants (Details)	12 Months Ended
Dec. 31, 2021 Y M $ / shares
Share-based payments
Share price at grant date	$ 27.00
Exercise price	$ 27.00
Expected volatility (weighted-average)	37.33%
Expected term | Y	6.5
Risk-free interest rate (based on US government bond)	1.03%
Option To Acquire Class A Shares
Share-based payments
Share price at grant date	$ 27.00
Exercise price	$ 8.96
Expected volatility (weighted-average)	30.00%
Expected term | Y	0
Risk-free interest rate (based on US government bond)	0.04%
NHL Warrants
Share-based payments
Share price at grant date	$ 27.00
Exercise price	$ 23.45
Expected volatility (weighted-average)	30.00%
Expected term | M	120
Risk-free interest rate (based on US government bond)	1.28%